Restructuring expenses (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring and Related Costs [Table Text Block]
Restructuring expenses by type
in	2020	2019	2018
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	107	–	246
of which severance expenses	69	–	169
of which accelerated deferred compensation	38	–	77
General and administrative-related expenses	50	–	380
of which pension expenses	38	–	74
Total restructuring expenses	157	–	626

Restructuring Provisions [Table Text Block]
Restructuring liabilities
	2020			2019					2018
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits		General and administrative expenses		Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring liabilities (CHF million)
Balance at beginning of period	–	–	–	156		190		346	196	110	306
Net additional charges [1]	69	6	75	–		–		–	169	219	388
Reclassifications	–	–	–	(156)	[2]	(190)	[3]	(346)	–	–	–
Utilization	(19)	(4)	(23)	–		–		–	(209)	(139)	(348)
Balance at end of period	50	2	52	–		–		–	156	190	346
1
The following items for which expense accretion was accelerated in 2020 and 2018 due to the restructuring of the Group are not included in the restructuring liabilities: unsettled share-based compensation of CHF 27 million and CHF 56 million, respectively; unsettled pension obligations of CHF 38 million and CHF 74 million, respectively, which remain classified as pension provisions; unsettled cash-based deferred compensation of CHF 11 million and CHF 21 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 6 million and CHF 87 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

2 In 2019, CHF 97 million was transferred to litigation provisions and CHF 59 million was transferred to other liabilities.
3 In 2019, CHF 167 million was transferred to right-of-use assets in accordance with ASU 2016-02 and CHF 23 million to other liabilities.

Bank
Restructuring and Related Costs [Table Text Block]
Restructuring expenses by type
in	2020	2019	2018
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	102	–	233
of which severance expenses	66	–	157
of which accelerated deferred compensation	36	–	76
General and administrative-related expenses	20	–	295
of which pension expenses	8	–	0
Total restructuring expenses	122	–	528

Restructuring Provisions [Table Text Block]
Restructuring liabilities
	2020			2019					2018
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits		General and administrative expenses		Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring liabilities (CHF million)
Balance at beginning of period	–	–	–	152		190		342	191	110	301
Net additional charges [1]	66	6	72	–		–		–	157	216	373
Reclassifications	–	–	–	(152)	[2]	(190)	[3]	(342)	–	–	–
Utilization	(19)	(4)	(23)	–		–		–	(196)	(136)	(332)
Balance at end of period	47	2	49	–		–		–	152	190	342
1
The following items for which expense accretion was accelerated in 2020 and 2018 due to the restructuring of the Bank are not included in the restructuring provision: unsettled share-based compensation of CHF 25 million and CHF 55 million, respectively; unsettled pension obligations of CHF 8 million and CHF 0 million, respectively, which remain classified as pension provisions; unsettled cash-based deferred compensation of CHF 11 million and CHF 21 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 6 million and CHF 79 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

2 In 2019, CHF 97 million was transferred to litigation provisions and CHF 55 million was transferred to other liabilities.
3 In 2019, CHF 167 million was transferred to right-of-use assets in accordance with ASU 2016-02 and CHF 23 million to other liabilities.